EXHIBIT 99.10

Clayton Loan Level Tape Compare Upload

Client Name: Vest 2017-1
Loan Level Tape Compare Upload

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
1604000103	xxx	Original Appraised Value	xxx	xxx
1604000103	xxx	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)
1604000103	xxx	Representative Credit Score for Grading	687	712
1604000103	xxx	Total Cash Out	462850.23	0
1606000134	xxx	Representative Credit Score for Grading	733	742
1606000134	xxx	Original Appraised Value	xxx	xxx
1606000136	xxx	Representative Credit Score for Grading	771	772
1606000136	xxx	Total Cash Out	450284.84	0
1606000140	xxx	Total Cash Out	143740.7	0
1606000145	xxx	Total Cash Out	29058.53	0
1607000157	xxx	Total Cash Out	127368.21	0
1607000157	xxx	Sales Price	xxx	xxx
1607000159	xxx	Total Cash Out	131986.82	0
1607000160	xxx	Total Cash Out	302364.3	0
1607000160	xxx	Original Appraised Value	xxx	xxx
1607000171	xxx	Property Type	Detached PUD	Attached PUD
1607000171	xxx	Total Cash Out	44129.3	0
1608000178	xxx	Total Cash Out	103620.41	0
1609000201	xxx	Total Cash Out	-73206.3	59657.72
1609000201	xxx	Original Appraised Value	xxx	xxx
1609000212	xxx	Total Cash Out	39424.87	0
1609000212	xxx	Original Appraised Value	xxx	xxx
1610000223	xxx	Total Cash Out	99838.29	0
1610000223	xxx	Original Appraised Value	xxx	xxx

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